Cover Document	May 20, 2020
Cover [Abstract]
Entity Central Index Key	0001018840
Title of 12(b) Security	Class A Common Stock, $0.01 Par Value
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Postal Zip Code	43054
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Registrant Name	ABERCROMBIE & FITCH CO.
Document Period End Date	May 20, 2020
Written Communications	false
Entity File Number	1-12107
Entity Tax Identification Number	31-1469076
Entity Address, Address Line One	6301 Fitch Path,
Entity Address, City or Town	New Albany,
Entity Address, State or Province	OH
Trading Symbol	ANF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
City Area Code	(614)
Local Phone Number	283-6500